Financial Instruments - Summary of Net Effect of Changes in Fair Value of Derivative Financial Instruments that did not Meet Hedging Criteria for Accounting Purposes (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) on financial instruments	$ (672)	$ 80	$ (212)
Cross currency swaps and interest rate swaps
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) on financial instruments	0	0	(212)
Derivatives Not Designated For Hedge Accounting | Cross currency swaps and interest rate swaps
Disclosure of net effect of changes in fair value of derivative financial instruments that did not meet hedging criteria for accounting purposes [line items]
Market value (loss) on financial instruments	$ (2,270)	$ 80	$ (212)